ORGANIZATION	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
ORGANIZATION
ORGANIZATION

NOTE 1: ORGANIZATION

The Company was originally incorporated in Nevada on November 18, 2010, as Axim International Inc. On July 24, 2014, the Company changed its name to AXIM Biotechnologies, Inc. to better reflect its business operations. The Company’s principal executive office is located at 6191 Cornerstone Court E suite 114 San Diego Ca 92121. On August 7, 2014, the Company formed a wholly owned Nevada subsidiary named Axim Holdings, Inc. This subsidiary will be used to help facilitate the anticipated activities planned by the Company. On May 11, 2015 the Company acquired a 100% interest in CanChew License Company a Nevada incorporated licensing Company, through the exchange of 5,826,706 shares of its common stock. In October 2017 the company formed a wholly owned subsidiary in the Netherlands for purposes of holding pharmaceutical licenses as required by the Netherlands regulations and laws. On October 16, 2018, the Company formed a wholly owned disregarded entity Marina Street, LLC as part of improvement of internal control over cash management and bank activities.

On March 17, 2020, the Company acquired Sapphire Biotech, Inc., (“Sapphire’) which is research and Development Company that has a mission to improve global cancer care through the development of proprietary therapeutics for inhibiting cancer growth and metastasis. Sapphire is also developing a line of novel diagnostics for early cancer detection, response to treatment, and recurrence monitoring. Additionally, with the onset of the COVID-19 pandemic, the Company decided to begin creating COVID-19 rapid diagnostic tools, including multiple first-in-class COVID-19 neutralizing antibody tests and other innovations.

Sapphire’s operations are located in the Greater San Diego Area.

COVID-19 impact and related risks

The ongoing global outbreak of COVID-19, and the various attempts throughout the world to contain it, have created significant volatility, uncertainty and disruption. In response to government directives and guidelines, health care advisories and employee and other concerns, A number of the Company’s employees have had to work remotely from home and those on site have had to follow the Company’s social distance guidelines, which could impact their productivity. COVID-19 could also disrupt the Company’s operations due to absenteeism by infected or ill members of management or other employees, or absenteeism by members of management and other employees who cannot effectively work remotely but who elect not to come to work due to the illness affecting others in the Company’s office or laboratory facilities, or due to quarantines.

Because of COVID-19, travel, visits, and in-person meetings related to The Company’s business have been severely curtailed or canceled and the Company has instead used on-line or virtual meetings to meet with potential customers and others.

In addition to operational adjustments, the consequences of the COVID-19 pandemic have led to uncertainties related to The Company’s business growth and ability to forecast the demand for its diagnostic testing and resulting revenues.

The full extent to which the COVID-19 pandemic and the various responses to it might impact The Company’s business, operations and financial results will depend on numerous evolving factors that are not subject to accurate prediction and that are beyond The Company’s control.

Changes to the Company’s Board of Directors

On January 4, 2022, Mauricio Gatto Bellora tendered his resignation as a member of the Company’s Board of Directors, and the Company on that date accepted his resignation. Mr. Bellora’s decision to resign was not the result of any disagreement with the Company.

On January 6, 2022, the record holder of 500,000 shares of the Company’s Series C Preferred Stock, representing 100% of the 500,000 shares of Series C Preferred Stock issued and outstanding, which shares are entitled to cast a vote for election of up to four Series C Directors, whether by shareholder meeting (annual or special) or by written consent, acting pursuant to Section 78.320 of the Nevada Revised Statutes and Article III, Section 3 of the Company’s Amended and Restated Bylaws, consented by written consent in lieu of a meeting appointing Blake N. Schroeder to fill the director seat vacated by the resignation of Mauricio Javier Gatto Bellora.

Mr. Blake N. Schroeder, 42, began his career with a commercial litigation law firm in Salt Lake City, Utah. Beginning in 2008, Schroeder focused on the sale and marketing of natural products and opening international marketplaces to those products. From 2008 to 2014 Mr. Schroeder served in various capacities at MonaVie, LLC developing international business plans and growing international businesses. From August 2014 to February 2016, Mr. Schroeder served as the Chief Operating Officer of For evergreen International, where he was responsible for global operation and sales of the multinational organization, including oversight of a global supply chain. From 2021 to the present, Mr. Schroeder has served as the Chief Executive Officer and Chairman of the Board of Medical Marijuana, Inc. From 2016 to the present, Mr. Schroeder serves as the chief executive officer of Kannaway USA, LLC, a wholly owned subsidiary of Medical Marijuana, Inc. Medical Marijuana, Inc. is one of the Company’s largest shareholders holding approximately 16.4% of the Company’s common stock, as of January 10, 2022. Mr. Schroeder holds a B.S. in Finance from Utah State University and a law degree from Syracuse University College of Law.

Changes in the Business

On March 7, 2022, the Company announced that is has shifted its focus for its rapid COVID-19 Neutralizing Antibody (“Nab”)(NAb) Test to become For Research Use Only (“RUO”). The test will provide researchers an important tool for COVID-19 research and is not intended for use in diagnostic procedures. The Company has also entered a separation agreement with Empowered Diagnostics, LLC following the FDA recall of Empowered’s products, including the NabNAb test.

NOTE 1: ORGANIZATION

The Company was originally incorporated in Nevada on November 18, 2010, as Axim International Inc. On July 24, 2014, the Company changed its name to AXIM Biotechnologies, Inc. to better reflect its business operations. The Company’s principal executive office is located at 6191 Cornerstone Court E suite 114 San Diego Ca 92121. On August 7, 2014, the Company formed a wholly owned Nevada subsidiary named Axim Holdings, Inc. This subsidiary will be used to help facilitate the anticipated activities planned by the Company. On May 11, 2015 the Company acquired a 100% interest in CanChew License Company a Nevada incorporated licensing Company, through the exchange of 5,826,706 shares of its common stock. In October 2017 the company formed a wholly owned subsidiary in the Netherlands for purposes of holding pharmaceutical licenses as required by the Netherlands regulations and laws. On October 16, 2018, the Company formed a wholly owned disregarded entity Marina Street, LLC as part of improvement of internal control over cash management and bank activities.

On March 17, 2020, the Company acquired Sapphire Biotech, Inc., (“Sapphire’) which is research and Development Company that has a mission to improve global cancer care through the development of proprietary therapeutics for inhibiting cancer growth and metastasis. Sapphire is also developing a line of novel diagnostics for early cancer detection, response to treatment, and recurrence monitoring. Additionally, with the onset of the COVID-19 pandemic, the Company decided to begin creating COVID-19 rapid diagnostic tools, including multiple first-in-class COVID-19 neutralizing antibody tests and other innovations.

Sapphire’s operations are located in the Greater San Diego Area.

COVID-19 impact and related risks

The ongoing global outbreak of COVID-19, and the various attempts throughout the world to contain it, have created significant volatility, uncertainty and disruption. In response to government directives and guidelines, health care advisories and employee and other concerns, A number of the Company’s employees have had to work remotely from home and those on site have had to follow the Company’s social distance guidelines, which could impact their productivity. COVID-19 could also disrupt the Company’s operations due to absenteeism by infected or ill members of management or other employees, or absenteeism by members of management and other employees who cannot effectively work remotely but who elect not to come to work due to the illness affecting others in the Company’s office or laboratory facilities, or due to quarantines.

Because of COVID-19, certain travel, visits, and in-person meetings related to The Company’s business have been severely curtailed or canceled and the Company has instead used on-line or virtual meetings to meet with potential customers and others.

In addition to operational adjustments, the consequences of the COVID-19 pandemic have led to uncertainties related to The Company’s business growth and ability to forecast the demand for its diagnostic testing and resulting revenues.

The full extent to which the COVID-19 pandemic and the various responses to it might impact The Company’s business, operations and financial results will depend on numerous evolving factors that are not subject to accurate prediction and that are beyond The Company’s control.

Changes to the Company’s Board of Directors

On January 4, 2022, Mauricio Gatto Bellora tendered his resignation as a member of the Company’s Board of Directors, and the Company on that date accepted his resignation. Mr. Bellora’s decision to resign was not the result of any disagreement with the Company.

On January 6, 2022, the record holder of 500,000 shares of the Company’s Series C Preferred Stock, representing 100% of the 500,000 shares of Series C Preferred Stock issued and outstanding, which shares are entitled to cast a vote for election of up to four Series C Directors, whether by shareholder meeting (annual or special) or by written consent, acting pursuant to Section 78.320 of the Nevada Revised Statutes and Article III, Section 3 of the Company’s Amended and Restated Bylaws, consented by written consent in lieu of a meeting appointing Blake N. Schroeder to fill the director seat vacated by the resignation of Mauricio Javier Gatto Bellora.

Mr. Blake N. Schroeder, 42, began his career with a commercial litigation law firm in Salt Lake City, Utah. Beginning in 2008, Schroeder focused on the sale and marketing of natural products and opening international marketplaces to those products. From 2008 to 2014 Mr. Schroeder served in various capacities at MonaVie, LLC developing international business plans and growing international businesses. From August 2014 to February 2016, Mr. Schroeder served as the Chief Operating Officer of for evergreen International, where he was responsible for global operation and sales of the multinational organization, including oversight of a global supply chain. From 2021 to the present, Mr. Schroeder has served as the Chief Executive Officer and Chairman of the Board of Medical Marijuana, Inc. From 2016 to the present, Mr. Schroeder serves as the chief executive officer of Kannaway USA, LLC, a wholly owned subsidiary of Medical Marijuana, Inc. Medical Marijuana, Inc. is one of the Company’s largest shareholders holding approximately 16.4% of the Company’s common stock, as of January 10, 2022. Mr. Schroeder holds a B.S. in Finance from Utah State University and a law degree from Syracuse University College of Law.

Changes in the Business

On March 7, 2022, the Company announced that is has shifted its focus for its rapid COVID-19 Neutralizing Antibody (“Nab”)(NAb) Test to become For Research Use Only (“RUO”). The test will provide researchers an important tool for COVID-19 research and is not intended for use in diagnostic procedures. The Company has also entered a separation agreement with Empowered Diagnostics, LLC following the FDA recall of Empowered’s products, including the NabNAb test.